Wilson Bank Holding Company - Parent Company Financial Information - Schedule of Condensed Balance Sheet (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets [Abstract]
Deferred income taxes		$ 45,473,000	$ 51,323,000
Total assets		4,846,476,000	4,285,650,000
LIABILITIES AND SHAREHOLDERS' EQUITY
Other liabilities		1,475,000	1,575,000
Total liabilities		4,417,071,000	3,925,198,000
Shareholders' equity:
Common stock, par value $2.00 per share, authorized 50,000,000 shares, 11,686,363 and 11,472,181 shares issued and outstanding, respectively		23,373,000	22,944,000
Additional paid-in capital		136,866,000	122,298,000
Retained earnings		357,260,000	325,625,000
Noncontrolling interest in consolidated subsidiary		69,000	15,000
Accumulated other comprehensive losses, net of taxes of $31,195 and $39,073, respectively		(88,163,000)	(110,430,000)
Total shareholders' equity:		429,405,000	360,452,000	$ 413,717,000	$ 380,121,000
Total liabilities and shareholders' equity		4,846,476,000	4,285,650,000
Parent Company [Member]
Assets [Abstract]
Cash	[1]	3,134,000	4,241,000
Investment in wholly-owned commercial bank subsidiary	[1]	427,872,000	357,596,000
Deferred income taxes		1,356,000	1,223,000
Refundable income taxes		485,000	538,000
Total assets		432,847,000	363,598,000
LIABILITIES AND SHAREHOLDERS' EQUITY
Other liabilities		3,442,000	3,146,000
Total liabilities		3,442,000	3,146,000
Shareholders' equity:
Common stock, par value $2.00 per share, authorized 50,000,000 shares, 11,686,363 and 11,472,181 shares issued and outstanding, respectively		23,373,000	22,944,000
Additional paid-in capital		136,866,000	122,298,000
Retained earnings		357,260,000	325,625,000
Noncontrolling interest in consolidated subsidiary		69,000	15,000
Accumulated other comprehensive losses, net of taxes of $31,195 and $39,073, respectively		(88,163,000)	(110,430,000)
Total shareholders' equity:		429,405,000	360,452,000
Total liabilities and shareholders' equity		$ 432,847,000	$ 363,598,000

[1]	Eliminated in consolidation.